Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Details) - USD ($) shares in Millions			12 Months Ended
	Jan. 20, 2020	Nov. 26, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Acquisition Cost Of Acquired Entities and Interest in Affiliates			$ 56,000,000	$ 31,142,000,000	$ 231,000,000
Proceeds from Issuance of Debt				11,000,000,000.0
Proceeds from Debt, Net of Issuance Costs				10,900,000,000
Contractual Obligation			1,408,000,000
Contractual Obligation, Due in Next Fiscal Year			263,000,000
Contractual Obligation, Due in Second Year			189,000,000
Contractual Obligation, Due in Third Year			148,000,000
Contractual Obligation, Due in Fourth Year			118,000,000
Contractual Obligation, Due in Fifth Year			127,000,000
Business Combination, Acquisition Related Costs			40,000,000	112,000,000	39,000,000
Inventory, Net				175,000,000
Contractual Obligation, Consumed in Current Year			345,000,000	252,000,000
Amortization Expense, Year 1			1,438,000,000
Amortization Expense, Year 2			1,420,000,000
Amortization Expense, Year 3			1,420,000,000
Amortization Expense, Year 4			1,411,000,000
Amortization Expense, Year 5			1,381,000,000
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of Taylor Company				1,000,000,000.0
BAE Systems sale of assets agreement	$ 1,930,000,000
Goodwill [Line Items]
Goodwill			48,063,000,000	48,112,000,000
Goodwill resulting from business combinations			92,000,000
Goodwill, foreign currency translation and other			(141,000,000)
Rockwell Collins [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		$ 640,000,000
Noncash Or Part Noncash Acquisition Debt Assumed		7,800,000,000
Total enterprise value		30,600,000,000
Fair value adjustment, inventory		282,000,000
Fair value adjustment, fixed assets		244,000,000
Contractual Obligation		$ 1,020,000,000.00
Contractual Obligation, Due in Next Fiscal Year			104,000,000
Contractual Obligation, Due in Second Year			104,000,000
Contractual Obligation, Due in Third Year			112,000,000
Contractual Obligation, Due in Fourth Year			96,000,000
Contractual Obligation, Due in Fifth Year			101,000,000
Stock Issued During Period, Value, Acquisitions				$ 7,960,000,000
Business Acquisition, Name of Acquired Entity		Rockwell Collins, Inc. (Rockwell Collins)
Business Acquisition, Effective Date of Acquisition				Nov. 26, 2018
Business Acquisition Cash Paid				$ 93.33
Business Acquisition UTC stock payable				0.37525
Stock Issued During Period, Shares, Acquisitions		62.2
Payments to Acquire Businesses, Gross		$ 15,500,000,000		15,533,000,000
Payments to Acquire Businesses, Net of Cash Acquired		14.9
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables		1,659,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		1,487,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, contract with customer asset, current		320,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other		251,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets Noncurrent		38,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		1,542,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets		1,870,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets		217,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		17,344,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt		2,254,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		520,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, accrued liabilities current		1,663,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, contract with customer liabilities, current		299,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		5,530,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, liability, defined benefit plan, noncurrent		502,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other		3,614,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, noncontrolling interest		6,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		14,388,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		2,956,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		23,493,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		11,190,000,000
Business Combination, Consideration Transferred				23,493,000,000
Contractual Obligation, Consumed in Current Year			129,000,000
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro Forma Nonrecurring Adjustment, to include the results and related adjustments for B/E Aerospace				0	(51,000,000)
Pro Forma Nonrecurring Adjustments, Net				58,000,000	$ (734,000,000)
Goodwill [Line Items]
Goodwill resulting from business combinations			$ 20,537,000,000
Customer Relationships [Member] | Rockwell Collins [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		8,720,000,000
Technology-Based Intangible Assets [Member] | Rockwell Collins [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 600,000,000
Maximum [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life			32 years
Maximum [Member] | Customer Relationships [Member] | Rockwell Collins [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life			23 years
Maximum [Member] | Technology-Based Intangible Assets [Member] | Rockwell Collins [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life			15 years
Minimum [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life			1 year
Minimum [Member] | Customer Relationships [Member] | Rockwell Collins [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life			10 years
Otis [Member]
Goodwill [Line Items]
Goodwill			$ 1,647,000,000	1,688,000,000
Goodwill resulting from business combinations			16,000,000
Goodwill, foreign currency translation and other			(57,000,000)
Carrier [Member]
Goodwill [Line Items]
Goodwill			9,807,000,000	9,835,000,000
Goodwill resulting from business combinations			1,000,000
Goodwill, foreign currency translation and other			(29,000,000)
Pratt and Whitney [Member]
Goodwill [Line Items]
Goodwill			1,563,000,000	1,567,000,000
Goodwill resulting from business combinations			0
Goodwill, foreign currency translation and other			(4,000,000)
Collins Aerospace Systems [Member]
Goodwill [Line Items]
Goodwill			35,025,000,000	35,001,000,000
Goodwill resulting from business combinations			75,000,000
Goodwill, foreign currency translation and other			(51,000,000)
Total Segments [Member]
Goodwill [Line Items]
Goodwill			48,042,000,000	48,091,000,000
Goodwill resulting from business combinations			92,000,000
Goodwill, foreign currency translation and other			(141,000,000)
Eliminations and other [Member]
Goodwill [Line Items]
Goodwill			21,000,000	$ 21,000,000
Goodwill resulting from business combinations			0
Goodwill, foreign currency translation and other			$ 0